Expense Example	Jan. 27, 2026 USD ($)
Empiric Fund | Empiric Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 789
Expense Example, with Redemption, 3 Years	1,235
Expense Example, with Redemption, 5 Years	1,706
Expense Example, with Redemption, 10 Years	3,002
Empiric Fund | Empiric Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,572
Expense Example, with Redemption, 10 Years	3,308
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	1,067
Expense Example, with Redemption, 5 Years	1,439
Expense Example, with Redemption, 10 Years	2,481
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,749
JAG Large Cap Growth Fund | JAG Large Cap Growth Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	$ 1,708